Income Taxes - Domestic income (loss) before income taxes and details of the income tax expense (benefit) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Current:
Federal					$ 7,937	$ 7,201	$ (1,759)
State					2,663	2,304	849
Total Current					10,599	9,505	(910)
Deferred:
Federal					(951)	1,070	1,137
State					(226)	216	149
Total Deferred					(1,177)	1,286	1,286
Income Tax Expense	$ (2,864)	$ 1,173	$ (11,380)	$ 10,497	$ 9,423	$ 10,791	$ 376